Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 76,321	$ 13,147	$ 140,110	$ 16,907
Cost of product sales	(1,295)	(502)	(4,090)	(623)
Research and development expenses	(41,676)	(36,805)	(139,165)	(115,510)
Selling and marketing expenses	(16,847)	(17,045)	(52,876)	(46,177)
General and administrative expenses	(19,617)	(16,587)	(56,868)	(53,536)
Total operating expense	(79,435)	(70,939)	(252,999)	(215,846)
Loss from operations	(3,114)	(57,792)	(112,889)	(198,939)
Other income (expense)
Financial income	273	16	18,597	46
Financial expense	(11,356)	(4,265)	(29,374)	(8,820)
Non-operating (expense) income	(37,122)	(9,363)	(10,805)	12,560
Total other (expense) income	(48,205)	(13,612)	(21,582)	3,786
Loss before taxes	(51,319)	(71,404)	(134,471)	(195,153)
Income tax benefit (expense)	711	(145)	2,828	(492)
Net loss	$ (50,608)	(71,549)	$ (131,643)	(195,645)
Net loss attributable to:
Owners of the parent		$ (71,549)		$ (195,645)
Net loss per share
Net loss per share, basic (in USD per share)	$ (0.65)	$ (0.93)	$ (1.70)	$ (2.55)
Net loss per share, diluted (in dollars per share)	$ (0.65)	$ (0.93)	$ (1.70)	$ (2.55)
Product revenues, net
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 21,321	$ 13,147	$ 55,110	$ 16,907
License revenue
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 55,000	$ 0	$ 85,000	$ 0